Related Party Transactions - Compensation of key management personnel (Details) - Key management personnel - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Short-term employee benefits(1)	CAD 16	CAD 16
Stock-based compensation(2)	31	22
Key management personnel compensation	CAD 47	CAD 38